Accumulated Other Comprehensive Income - Tax Effect Allocated to Each Component of Other Comprehensive Income(loss) (Detail) ¥ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 CNY (¥)
Other Comprehensive Income (Loss), Tax [Abstract]
Other comprehensive (loss)/income before reclassification	¥ (40)	$ (6)	¥ (171)
Amounts reclassified from accumulated other comprehensive income	63	9	127
Net current-period other comprehensive (loss) income	¥ 23	$ 3	¥ (44)